CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net revenues
Integrated contract revenue (including revenue from related parties of $5,256,870, $18,473,320 and $4,659,063 for the years ended June 30, 2012, 2013 and 2014, respectively)	$ 478,261,196	$ 328,551,083	$ 304,967,477
Product sales (including revenue from related parties of $109,917, $1,083,803 and $1,628,661 for the years ended June 30, 2012, 2013 and 2014, respectively)	31,921,551	20,503,919	16,736,455
Revenue from services (including revenue from related parties of nil, nil and $497,390 for the years ended June 30, 2012, 2013 and 2014, respectively)	11,149,099	0	0
Total net revenues	521,331,846	349,055,002	321,703,932
Costs of integrated contracts (including purchases from related parties of $72,774, $526,588 and $363,991 for the years ended June 30, 2012, 2013 and 2014 respectively)	330,038,563	218,586,778	189,152,826
Costs of products sold	11,580,031	6,799,536	6,204,356
Costs of services rendered	4,090,340	0	0
Gross profit	175,622,912	123,668,688	126,346,750
Operating expenses
Selling (including expenses from related parties of nil, 948,561, and $1,953,276 for the years ended June 30, 2012, 2013 and 2014 respectively)	28,257,497	26,793,752	27,636,866
General and administrative	39,716,156	29,647,665	26,025,459
Research and development	36,486,074	32,507,314	25,552,297
VAT refunds and government subsidies	(27,243,844)	(22,982,148)	(18,306,056)
Total operating expenses	77,215,883	65,966,583	60,908,566
Income from operations	98,407,029	57,702,105	65,438,184
Other income (expenses), net (including other income from related parties of $45,475, $65,926 and $65,227 for the years ended June 30, 2012, 2013 and 2014, respectively)	(6,452,434)	79,818	1,068,158
Foreign exchange gain (loss)	793,910	799,609	(275,341)
Gain on disposal of long term investments	0	0	2,043,977
Share of net (loss) income of equity investees	(2,692,052)	297,177	(3,141)
Interest income	3,253,333	3,075,072	1,751,982
Interest expenses	(1,998,311)	(2,169,667)	(3,097,754)
Dividend income from cost investees	0	833,567	0
Income before income taxes	91,311,475	60,617,681	66,926,065
Income tax expenses	19,860,835	8,096,798	10,352,318
Net income	71,450,640	52,520,883	56,573,747
Less: net income attributable to noncontrolling interest	1,831,057	526,481	351,900
Net income attributable to Hollysys Automation Technologies Ltd.	69,619,583	51,994,402	56,221,847
Other comprehensive income, net of tax of nil
Translation adjustments	2,146,051	4,193,473	5,910,090
Comprehensive income	73,596,691	56,714,356	62,483,837
Less: comprehensive income attributable to noncontrolling interest	1,836,624	562,843	373,246
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 71,760,067	$ 56,151,513	$ 62,110,591
Net income per share:
Basic (in dollars per share)	$ 1.20	$ 0.93	$ 1.01
Diluted (in dollars per share)	$ 1.19	$ 0.92	$ 1.01
Shares used in income per share computation:
Weighted average number of ordinary shares	57,926,333	56,167,592	55,659,765
Weighted average number of diluted ordinary shares	58,426,642	56,412,469	55,828,361